Related parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related parties [Text Block]

31. Related Parties

The Company's related party transactions included compensation made to key management personnel, being the directors and executive officers of the Company, which was as follows for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024
	$	$
Salaries and benefits	1,914	1,621
Share‐based compensation	8,957	5,092
Total compensation paid to related parties	10,871	6,713

During the year ended December 31, 2024, prior to the closing of the Acquisition, the Company was the manager and operator of the AGM JV and earned a gross service fee of $1.2 million, less withholding taxes payable in Ghana of $0.2 million, for a net service fee of $1.0 million, which was recognized in the Statement of Operations and Comprehensive Income.